Summary Prospectus Supplement

January 31, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 31, 2019 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectuses dated April 30, 2018

Active International Allocation Portfolio
Advantage Portfolio
Asia Opportunity Portfolio
Emerging Markets Breakout Nations Portfolio
Emerging Markets Fixed Income Opportunities Portfolio
Emerging Markets Leaders Portfolio
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Frontier Markets Portfolio
Global Advantage Portfolio
Global Concentrated Portfolio
Global Core Portfolio
Global Counterpoint Portfolio
Global Franchise Portfolio
Global Infrastructure Portfolio
Global Opportunity Portfolio
Global Real Estate Portfolio
Global Sustain Portfolio
Growth Portfolio
International Advantage Portfolio
International Equity Portfolio
International Opportunity Portfolio
International Real Estate Portfolio
Multi-Asset Portfolio
Small Company Growth Portfolio
US Core Portfolio
U.S. Real Estate Portfolio

Supplement dated January 31, 2019 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectuses dated May 29, 2018

Global Concentrated Real Estate Portfolio
Real Assets Portfolio

Supplement dated January 31, 2019 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus dated October 5, 2018, as amended on December 14, 2018

Global Endurance Portfolio

The following is hereby added as the second paragraph of the section of each Summary Prospectus entitled "Fees and Expenses":

Class I shares may be available on brokerage platforms of firms that have agreements with the Fund's principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

Please retain this supplement for future reference.

  IFIMULTISUMPROSPT 1/19